FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
Fair value of financial instruments
Carrying values and fair values of the Company's debt at December 31, 2011, all of which was fixed-rate, were as follows (amounts in thousands):

	Carrying value	Fair value

5% and 7.875% Senior Notes	$895,905	$1,008,514
Government-guaranteed Title XI Notes	238,453	257,185
	$1,134,358	$1,265,699